File No. 333-53614


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                            FT 503
             BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5
                BIOTECHNOLOGY PORTFOLIO, SERIES 5
                 E-BUSINESS PORTFOLIO, SERIES 5
              E-INFRASTRUCTURE PORTFOLIO, SERIES 4
                FIBER OPTICS PORTFOLIO, SERIES 4
            GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4
              GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3
                SEMICONDUCTOR PORTFOLIO, SERIES 6
            SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5
             WORLD WIDE WIRELESS PORTFOLIO, SERIES 4
                      (Exact Name of Trust)

                  FIRST TRUST PORTFOLIOS, L.P.
                    (Exact Name of Depositor)

                     1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS, L.P.   CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen          Attn:  Eric F. Fess
          1001 Warrenville Road          111 West Monroe Street
          Lisle, Illinois  60532         Chicago, Illinois  60603


        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    April 28, 2006
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                  THE PURPOSE OF THE AMENDMENT

     The   purpose   of  this  amendment  is  to  terminate   the
declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust Special Situations Trust, Series 503 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 503 BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5, BIOTECHNOLOGY PORTFOLIO, SERIES 5, E-BUSINESS PORTFOLIO, SERIES 5, E-INFRASTRUCTURE PORTFOLIO, SERIES 4, FIBER OPTICS PORTFOLIO, SERIES 4, GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4, GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3, SEMICONDUCTOR PORTFOLIO,
SERIES 6, SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5, WORLD WIDE WIRELESS PORTFOLIO, SERIES 4 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 28, 2006.

                         FT 503
                         BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5
                         BIOTECHNOLOGY PORTFOLIO, SERIES 5
                         E-BUSINESS PORTFOLIO, SERIES 5
                         E-INFRASTRUCTURE PORTFOLIO, SERIES 4
                         FIBER OPTICS PORTFOLIO, SERIES 4
                         GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4
                         GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3
                         SEMICONDUCTOR PORTFOLIO, SERIES 6
                         SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5
                         WORLD WIDE WIRELESS PORTFOLIO, SERIES 4
                            (Registrant)
                         By  FIRST TRUST PORTFOLIOS, L.P.
                            (Depositor)


                         By  Jason T. Henry
                             Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE

Judith M. Van Kampen       Director           )
                           of The Charger     ) April 28, 2006
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     ) Jason T. Henry
                           Corporation, the   ) Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.